Disclosure of detailed information about convertible debentures, valuation assumptions (Details)	1 Months Ended	12 Months Ended
	Jul. 21, 2017 CAD	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)	Jul. 21, 2017 USD ($)	Dec. 31, 2016 USD ($)
2016 Debentures [Member]
Statement [Line Items]
Historical stock price volatility		39.00%	40.00%
Expected life in years		4.56 years	4.44 years
Risk free interest rate		2.23%	1.91%
Expected dividend yield		0.00%	0.00%
Credit spread		25.35%	26.44%
Underlying share price of the Company | CAD		CAD 3.21	CAD 2.33
Conversion exercise price | $				$ 2.3261		$ 2.3261
Exchange rate (C$:US$)		0.7971	0.7448	0.7971		0.7448
2017 Debentures [Member]
Statement [Line Items]
Historical stock price volatility	38.00%	39.00%
Expected life in years	5.00 years	4.56 years
Risk free interest rate	1.88%	2.23%
Expected dividend yield	0.00%	0.00%
Credit spread	25.35%	25.35%
Underlying share price of the Company | CAD	CAD 3.04	CAD 3.21
Conversion exercise price | $				$ 2.6919	$ 2.6919
Exchange rate (C$:US$)	0.7969	0.7971		0.7971	0.7969